Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Outstanding Stock Warrants
Outstanding stock warrants consisted of the following as of March 31, 2023:

	Number of Warrants	Exercise Price Per Share	Expiration Date
Public warrants	29,268,336	$11.50	September 14, 2027
Private warrants	16,400,000	$11.50	September 14, 2027
PIPE warrants	2,052,500	$12.50	September 14, 2027

Total warrants	47,720,836

Outstanding stock warrants consisted of the following as of December 31, 2022:

	Number of Warrants	Exercise Price Per Share	Expiration Date
Public warrants	29,268,336	$11.50	September 14, 2027
Private warrants	16,400,000	$11.50	September 14, 2027
PIPE warrants	2,052,500	$12.50	September 14, 2027

	47,720,836

Summary of Stock-Based Compensation Expense
Stock-based compensation from stock options and RSUs under the Equity Incentive Plans and from stock options under the Amprius Holdings 2008 Stock Plan that we recorded were included in the following lines in the accompanying condensed consolidated statements of operations during the periods presented (in thousands):

	Three months ended March 31, 2023
	2023	2022
Cost of revenue	$169	$113
Research and development	20	6
Selling, general and administrative	537	337

Total stock-based compensation expense	$726	$456

Stock-based compensation from stock options and RSUs under the Equity Incentive Plans and stock-based compensation from stock options under the Amprius Holdings Plan that were recorded by the Company were included in the following lines in the accompanying consolidated statements of operations during the periods presented (in thousands):

	Years ended December 31,
	2022	2021
Cost of revenue	$516	$693
Research and development	27	233
Selling, general and administrative	2,166	1,547

Total stock-based compensation	$2,709	$2,473

Summary of Weighted-Average Assumptions for Options Granted	The fair value of options granted was estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year ended December 31,
	2022	2021
Dividend yield	—%	—%
Expected volatility	59.2%	51.8%
Expected term (in years)	6.2	5.9
Risk-free rate	2.7%	1.1%

Summary of RSU Activity Under The Equity Incentive Plans
A summary of RSU activity under the Equity Incentive Plans as of December 31, 2022, and changes during the year ended December 31, 2022, is as follow:

	Number of Shares	Weighted- Average Grant Date Fair Value
Outstanding at January 1, 2022	—	—
Granted	185,000	$10.40
Vested	—	—
Expired/Forfeited	—	—

Outstanding at December 31, 2022	185,000	$10.40

2016 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Option Activity
A summary of option activity under the Equity Incentive Plans as of December 31, 2022, and changes during the year ended December 31, 2022, is as follows:

	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in Years)	Average Intrinsic Value (in Thousands)
Outstanding at January 1, 2022	10,372,865	$0.85	5.9	$16,208
Granted	3,875,412	$2.63
Exercised	(146,794)	$0.31
Expired/Forfeited	(27,609)	$2.03

Outstanding at December 31, 2022	14,073,874	$1.35	6.1	$92,629

Vested and exercisable at December 31, 2022	7,927,465	$0.64	3.9	$57,752

Vested and expected to vest at December 31, 2022	14,073,874	$1.35	6.1	$92,629